SILVER STREAM DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
SILVER STREAM DERIVATIVE LIABILITY
Fair value of derivative liability
Silver Stream derivative liability
Balance, December 31, 2019	$-
Fair value of Silver Stream derivative liability - Initial Recognition on July 2, 2020	(7,378)
Change in fair value during the period	(5,882)
Balance, December 31, 2020	$(13,260)
Advance payment received (Tranche 2) (US$7.5 million)	(9,808)
Change in fair value during the period	(3,046)
Balance, December 31, 2021	$(26,114)